Note 10 - Other Current Assets and Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of other current assets and other current liabilities [text block]

10. Other current assets and liabilities

	2021	2020
Other current assets
Current portion of derivative assets(1) (note 27)	$11,770	$20,158
Prepaid insurance expenses	6,867	8,932
Deposits for consumable supplies	3,836	7,976
Marketable securities	2,171	3,485
Other	1,158	410
Total other current assets	$25,802	$40,961
Other current liabilities
Current portion of lease obligations (note 16)	$6,144	$4,575
Current portion of derivative liabilities(1) (note 27)	2,959	9,537
Current portion of provision for reclamation (note 15)	6,168	1,095
Revenue-based taxes payable	—	5,073
Other	10	115
Total other current liabilities	$15,281	$20,395

(1)	Relates to the diesel, foreign exchange and copper hedging contracts (note 27).